INFORMATION ABOUT COMPONENTS OF EQUITY - RAZA Holding preferred shares (Details) $ / shares in Units, $ in Millions				6 Months Ended
	Jun. 11, 2018 shares	Feb. 09, 2018 USD ($) $ / shares shares	Oct. 14, 2016 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2019 Vote $ / shares shares	Mar. 02, 2018 $ / shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants outstanding					12,700,000
Ordinary shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued					36,120,517
Par value per share | $ / shares					$ 0.0001
Number of shares authorised					100,000,000
Number of shares outstanding					36,120,517
Vote per share | Vote					1
Preference shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued					0
Par value per share | $ / shares					$ 0.0001
Number of shares authorised					1,000,000
Number of shares outstanding					0
Public warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued					11,500,000
Warrants exercise price (USD per share) | $ / shares						$ 11.50
RASA Holding, LLC
INFORMATION ABOUT COMPONENTS OF EQUITY
Capitalization amount | $		$ 50.5
RASA Holding, LLC | Preference shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued			4,830,000
Par value per share | $ / shares			$ 10	$ 10
Subscription price (in USD per share) | $ / shares			$ 8.696
Proceeds from issuing shares | $			$ 42.0
Dividend rate in kind (as a percent)		12.00%	12.00%
Maturity term			5 years	5 years
Consummated offering that carrys mandatory participation right the subscription to ordinary shares | $			$ 50.0
Number of shares outstanding		1,409,848		1,409,848
Bioceres SA | Holders Of Preferred Shares | Ordinary shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued	2,010,170
Subscription price (in USD per share) | $ / shares		$ 7.91
Shares subscribed	2,010,170	2,010,170